Financial instruments and risk management - Fair value hierarchy (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 1,640,526	$ 1,761,856	$ 520,143
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,559,823	937,715	315,761
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	69,862	(194,181)	18,098
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,570,664	1,956,037	502,045
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	10,841	1,018,322	186,284
Level 1 of fair value hierarchy [member] | Investment in securities at fair value through other comprehensive income
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	1,559,823	937,715	315,761
Level 1 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	69,862	(194,181)	18,098
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member] | Investment in securities at fair value through other comprehensive income
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	69,862	(194,181)	18,098
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Investment in securities at fair value through other comprehensive income
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	0	0	0
Level 3 of fair value hierarchy [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial assets, at fair value	$ 0	$ 0	$ 0